Taxes on Income - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 43,157	$ 19,840
Deferred tax liabilities	(14,536)	(14,392)
Deferred tax assets, net	$ 28,621	$ 5,448